Revenue, Other Income and Gains - Schedule of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Contract Liabilities [Line Items]
Total	¥ 37,485	$ 5,135	¥ 26,049	¥ 24,358
Commercialization rights income [Member]
Schedule of Contract Liabilities [Line Items]
Total	37,485	5,135	26,049	24,354
Others [Member]
Schedule of Contract Liabilities [Line Items]
Total				¥ 4